CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Revenue	$ 146,619	$ 84,145	$ 2,718	$ 239,633
Expenses
Advertising and promotion	89,126	149,372	8,610	244,926
Amortization	42,918	26,284	320	69,498
Consulting fees	94,880	277,825	74,136	458,362
Filing fees	11,730	13,997	838	42,745
Foreign exchange	(17,380)	8,252	62,198	314,647
Interest and bank charges	210,352	56,147	19,669	480,543
Management fees	256,962	242,326	104,056	793,566
Mineral property exploration expenditures	0	0	0	8,500
Mineral property option payments	0	0	0	3,428
Office and administrative	428,285	527,438	66,664	995,014
Oil and gas property development expenditures	0	0	0	202,686
Professional fees	159,262	98,617	123,878	669,451
Rent	203,931	178,706	0	421,524
Salaries, wages and benefits	1,675,220	1,135,857	445,834	3,250,398
Software development costs	0	442,579	179,222	638,660
Travel	124,285	102,744	19,490	288,102
Total Expenses	3,279,571	3,260,144	1,104,915	8,882,050
Net Loss For The Period	$ (3,132,952)	$ (3,175,999)	$ (1,102,197)	$ (8,642,417)
Basic And Diluted Loss Per Common Share	$ (0.04)	$ (0.05)	$ (0.02)
Weighted Average Number Of Common Shares Outstanding	71,128,000	61,940,000	51,313,000